Discontinued Operations (Summary Of Future Minimum Lease Payments And Amortization Expense) (Details) (USD $)	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	$ 193,941
2014	80,809
Future	181,000
Beckanna on Glenwood [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	792,000
2014	792,000
2015	851,400
2016	871,200
2017	871,200
Thereafter	54,987,871
Future	59,165,671
Beckanna on Glenwood [Member] | Above Market Leases [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2013	177,334
2014	177,334
2015	177,334
2016	177,334
2017	177,334
Thereafter	6,789,023
Future Amortization	$ 7,675,693